FAIR VALUE MEASUREMENT - Carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT
Impairment charges for long-lived assets	$ 5,938	$ 60,330	$ 6,084
Impairment loss of project assets	16,239	1,674	$ 17,152
Long-term borrowings	1,265,965	813,406
Convertible debt noncurrent	$ 389,033	$ 257,615